Significant agreements and contracts	12 Months Ended
Dec. 31, 2013
Health Care Organizations [Abstract]
Significant agreements and contracts

Note 3 – Significant agreements and contracts

Antibody License – On April 7, 2008, the Company entered into a license agreement, or the Antibody License, with the Sloan-Kettering Institute for Cancer Research (“SKI”), pursuant to which SKI granted the Company an exclusive, royalty-bearing, worldwide license under certain U.S. and foreign patents and patent applications owned or controlled by Memorial Sloan-Kettering Cancer Center, or MSKCC, or the MSKCC Patents, to access certain Biological Materials to develop, manufacture, use, market, sell, offer to sell, import and export certain products related to the development, manufacture, marketing and sale of antibody drugs. The Company will have the right to sublicense the foregoing rights granted under the MSKCC License. The Company paid $5,000 in connection with signing the agreement and will be obligated to pay additional milestones of up to approximately $2,650,000 to continue development leading to commercial sales. Royalties on future commercial sales are approximately 5%. Unless otherwise terminated in accordance with its terms, the SKI License will expire upon the expiration of the last to expire patent within the SKI Patents on a country-by-country basis.

Vaccine License – On June 30, 2008, the Company entered into a second license agreement (the “Vaccine License”) with SKI, pursuant to which SKI granted the Company an exclusive, royalty-bearing, worldwide license under certain U.S. and foreign patents and patent applications owned or controlled by SKI, or the SKI Patents, to develop, manufacture, use, market, sell, offer to sell, import and export certain products related to the development, manufacture, marketing and sale of therapeutic vaccines for the treatment of various cancers. Subject to certain limitations, the Company will have the right to sublicense the foregoing rights granted under the MSKCC License. The Company paid $50,000 in connection with signing the agreement and will be obligated to make further milestone payments of up to approximately $1.4 million if further advances continue that lead to commercial sales. Royalties on future commercial sales range between 3% and 5% depending on sales. Unless otherwise terminated in accordance with its terms, the MSKCC License will expire upon the expiration of the last to expire patent within the MSKCC Patents on a country-by-country basis.

NIH Grants

NCI Antibody Grant – In December 2008, the NCI awarded the Company a Small Business Technology Transfer Program grant to support the Company’s program to discover and develop novel fully-human antibody therapeutics to treat cancer from the lymphocytes of patients immunized with the Company’s licensed vaccines during clinical trials at Memorial Sloan-Kettering Cancer Center (the “NCI Antibody Grant”). The project period for Phase 1 of the grant award that approximates $200,000 covered a one-year period which commenced in September of 2008 and ended in August of 2009. The Company was awarded the Phase 2 portion of the grant, which amounted to approximately $1,105,000 and covered the period from August 2010 to July 2012. The Company records revenue associated with the NIH Grants as the related costs and expenses are incurred. During the years ended December 31, 2013 and 2012, and for the period from May 5, 2006 (Inception) through December 31, 2013, the Company recorded $0, $416,166 and $1,104,717 of revenue associated with the NCI Antibody Grant, respectively.

NCI Sarcoma Vaccine Grant – In July 2010, the NCI awarded the Company a Small Business Innovation Research Program grant to support the Company’s program to conduct a Phase 2 clinical trial for a vaccine intended to prevent the recurrence of sarcoma (the “NCI Sarcoma Vaccine Grant”). The project period for Phase 1 of the grant award that approximates $150,000 covered a six-month period which commenced in August 2010 and ended in January 2011. The Company received the Phase 2 portion of the grant, which amounted to approximately $1,829,000 and covered the period from April 2011 to January 2013. The Company records revenue associated with the NIH Grants as the related costs and expenses are incurred. During the years ended December 31, 2013 and 2012 and for the period from May 5, 2006 (Inception) through December 31, 2013, the Company recorded $201,355, $894,276, and $1,946,433 of revenue associated with the NCI Sarcoma Vaccine Grant, respectively.

NCI Neuroblastoma Vaccine Grant – In July 2012, the NCI awarded the Company a Small Business Innovation Research Program grant to support the Company’s program to manufacture the clinical material and develop an Investigational New Drug Application for a vaccine to prevent the recurrence of Neuroblastoma (the “NCI Neuroblastoma Vaccine Grant”). The project period for Phase 1 of the grant award that approximates $149,000 covered a six-month period that commenced in July 2012 and ended in December 2012. The Company applied for and received a one-year extension on the project. The Company records revenue associated with the NIH Grants as the related costs and expenses are incurred. During the years ended December 31, 2013 and 2012 and for the period from May 5, 2006 (Inception) through December 31, 2013, the Company recorded $102,521, $46,632, and $149,152 of revenue associated with the NCI Neuroblastoma Vaccine Grant, respectively.

NCI PET Imaging Agent Grant – In September 2013, the NCI awarded the Company a Small Business Innovation Research Program Contract to support the Company’s program to develop a PET imaging agent for pancreatic cancer using a fragment of the Company’s 5B1 antibody (the “NCI PET Imaging Agent Grant”). The project period for Phase 1 of the grant award that approximates $250,000 covers a nine-month period which commenced in September 2013 and ends in June 2014. The total contract amount of approximately $1,749,000 supports research work through June 2016. The Company records revenue associated with the NCI PET Imaging Agent Grant as the related costs and expenses are incurred. During the year ended December 31, 2013, the Company recorded $62,492 of revenue associated with the NCI PET Imaging Agent Grant.

U.S. Treasury grants

During 2010, the U.S. Treasury awarded the Company two one-time grants totaling $488,958 for investments in qualifying therapeutic discovery projects under section 48D of the Internal Revenue Code. The grants cover reimbursement for qualifying expenses incurred by the Company in 2010 and 2009. The proceeds from these grants are classified in “Revenues – Grants.”